UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price Equity/Income Portfolio

Annual Report

December 31, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim T. Rowe Price Equity/Income Portfolio

Performance

The Portfolio managed a positive return in 2007, but trailed the Standard & Poor’s 500 Stock Index. Underperformance was primarily a result of positioning among information technology shares. The largest contribution to relative results came from stock picks among financials shares.

Market Environment

Stocks hit record highs in 2007, before the housing, credit, and liquidity crises ultimately brought the party to a halt. For the year, value stocks produced negative returns across all capitalization ranges, lagging growth-oriented shares, as measured by the S&P indexes. In the S&P 500 Stock Index, energy (+34%) was the best-performing sector, followed by materials and utilities (+23% and +19%, respectively). Financial (–19%) and consumer discretionary (–13%) shares were the worst performers, weighed down by worry about fallout from ongoing financial and credit problems.

Portfolio Review

The main sources of weakness compared with the index were stock selection and an underweight position in information technology stocks. Stock selection hurt in the computers and peripherals industry, where an underweight to Apple was the leading detractor. Positioning in the internet software and services industry also detracted behind an overweight to Yahoo! and underweight to Google. Communication equipment holdings also detracted, as Alcatel-Lucent continued to work on turning around its business.

In materials, paper and forest products firm International Paper was a notable detractor because of a poor economic outlook and estimates of higher-than-expected costs and working capital use going forward. Stock picks had a negative effect in chemicals, where it hurt to be underweight Monsanto and overweight International Flavors & Fragrances and Dupont.

Stock selection limited relative results in utilities, though it helped to be overweight one of the best-performing sectors in the index. These stocks were attractive during a period of economic and market uncertainty because of their steady-to-improving fundamentals. Multi-utility NiSource underperformed as a result of disappointing earnings, and after a lengthy strategic review turned up no ways to unlock shareholder value.

Looking at positive contributors, the main source of strength relative to the index was positioning in the financial sector, where it helped to be underweight the hard-hit banking and diversified financial services stocks—an underweight to Citigroup was a key source of relative strength. Capital market-related shares also helped relative results behind custody banks State Street and Bank of New York Mellon. In addition, Charles Schwab performed well on new client acquisition and asset growth.

An overweight position and stock selection among energy shares were further sources of relative strength. Stock picks contributed most among oil, gas, and consumable fuels shares, led by Hess, Murphy Oil, and ExxonMobil.

Outlook

Firm chairman and veteran value manager Brian Rogers suggests investors be patient through this period of market transition and adjustment: “We are correcting the excesses seen in the strong economic environment over the last five years.” He points to the Federal Reserve’s emerging focus on market stability and relative attractiveness of equities versus fixed-income securities as positives. “And when you look at valuations,” Rogers continued, “we see some great opportunities if you are willing to accept risk, making this arguably a great time to invest in some of the more troubled sectors of the market. And that’s what our value funds will be doing. We look forward to better times ahead.”

	MAXIM T. ROWE PRICE EQUITY-INCOME	S&P 500
	BALANCE	BALANCE

	10,000.00	10,000.00
1998	10,893.00	12,857.86
1999	11,262.27	15,563.41
2000	12,715.11	14,146.52
2001	12,926.18	12,465.91
2002	11,238.02	9,710.95
2003	14,119.45	12,496.52
2004	16,241.60	13,851.81
2005	16,912.38	14,533.81
2006	20,144.33	16,829.28
2007	20,797.01	17,753.88

Maxim T. Rowe Price Equity/Income Portfolio

Total Return –

One Year:	3.24%
Five Year:	13.10%
Ten Year:	7.60%

Portfolio Inception:	11/1/1994

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim T. Rowe Price Equity/Income Portfolio, made at its inception, with the performance of the S&P 500 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim T.Rowe Price Equity/Income Growth Portfolio (the “Portfolio”) one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim T.Rowe Price Equity/Income Portfolio of the Maxim Series Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2008

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended
December 31, 2007 and 2006

Maxim T. Rowe Price Equity/Income Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2007

ASSETS:
Investments in securities, market value (1)	$1,052,210,973
Collateral for securities loaned	119,940,598
Dividends and interest receivable	1,658,697
Subscriptions receivable	1,761,021

Total assets	1,175,571,289

LIABILITIES:
Due to investment adviser	736,036
Payable upon return of securities loaned	119,940,598
Redemptions payable	11,394,758
Payable to custodian	5,045,506

Total liabilities	137,116,898

NET ASSETS	$1,038,454,391

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$5,506,801
Additional paid-in capital	873,651,099
Net unrealized appreciation on investments	141,008,743
Undistributed net investment income	77,610
Accumulated net realized gain on investments	18,210,138

NET ASSETS	$1,038,454,391

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$18.86

SHARES OF CAPITAL STOCK:
Authorized	400,000,000
Outstanding	55,068,011

(1) Cost of investments in securities:	$911,202,230

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
Interest	$2,921,747
Income from securities lending	277,836
Dividends	24,989,229
Foreign withholding tax	(97,341)

Total income	28,091,471

EXPENSES:
Audit fees	15,857
Bank and custodial fees	23,395
Investment administration	132,293
Management fees	8,603,886
Other expenses	26,078

Total expenses	8,801,509

Less amount reimbursed by investment adviser	1,092

Net expenses	8,800,417

NET INVESTMENT INCOME	19,291,054

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	84,312,064
Change in net unrealized appreciation on investments	(68,892,715)

Net realized and unrealized gain on investments	15,419,349

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,710,403

See notes to financial statements.

MAXIM SERIES FUND, INC. MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2007 AND 2006

	2007	2006

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$19,291,054	$15,522,114
Net realized gain on investments	84,312,064	49,545,788
Change in net unrealized appreciation on investments	(68,892,715)	100,712,609

Net increase in net assets resulting from operations	34,710,403	165,780,511

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(19,226,005)	(15,504,189)
From net realized gains	(75,644,833)	(43,258,550)

Total distributions	(94,870,838)	(58,762,739)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	436,885,823	422,401,428
Reinvestment of distributions	94,870,838	58,762,739
Redemptions of shares	(470,684,717)	(376,024,509)

Net increase in net assets resulting from share transactions	61,071,944	105,139,658

Total increase in net assets	911,509	212,157,430

NET ASSETS:
Beginning of period	1,037,542,882	825,385,452

End of period (1)	$1,038,454,391	$1,037,542,882

OTHER INFORMATION:

SHARES:
Sold	21,122,014	22,183,759
Issued in reinvestment of distributions	4,941,984	2,986,639
Redeemed	(22,768,178)	(19,640,739)

Net increase	3,295,820	5,529,659

(1) Including undistributed net investment income	$77,610	$12,561

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$20.04	$17.85	$18.58	$16.90	$13.67

Income from Investment Operations

Net investment income	0.37	0.31	0.29	0.28	0.23
Net realized and unrealized gain	0.28	3.06	0.47	2.23	3.25

Total Income From Investment Operations	0.65	3.37	0.76	2.51	3.48

Less Distributions

From net investment income	(0.37)	(0.31)	(0.29)	(0.28)	(0.23)
From net realized gains	(1.46)	(0.87)	(1.20)	(0.55)	(0.02)

Total Distributions	(1.83)	(1.18)	(1.49)	(0.83)	(0.25)

Net Asset Value, End of Period	$18.86	$20.04	$17.85	$18.58	$16.90

Total Return	3.24%	19.11%	4.13%	15.03%	25.64%

Net Assets, End of Period ($000)	$1,038,454	$1,037,543	$825,385	$760,516	$688,730

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	0.82%	0.82%	0.82%	0.82%	0.83%
- After Reimbursement #	0.82%	0.82%	0.82%	0.82%	0.83%

Ratio of Net Investment Income to Average Net Assets:
- Before Reimbursement	1.79%	1.65%	1.60%	1.58%	1.76%
- After Reimbursement #	1.79%	1.65%	1.60%	1.58%	1.76%

Portfolio Turnover Rate	27.61%	23.38%	26.68%	27.94%	20.76%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek substantial dividend income and also long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact, if any, that the adoption of FAS 157 will have on its financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including and Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Portfolio adopted the provisions of FAS 159 on January 1, 2008. The adoption had no impact on the financial statements.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $177,200 for the year ended December 31, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $282,052,342 and $293,696,126, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $219,949 and $0, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2007, the U.S. Federal income tax cost basis was $914,917,448. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $205,667,788 and gross depreciation of securities in which there was an excess of tax cost over value of $68,374,263 resulting in net appreciation of $137,293,525.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2007, the Portfolio had securities on loan valued at $119,282,837 and received collateral of $119,940,598 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

	2007	2006

Distributions paid from:
Ordinary income	$22,328,213	$19,140,154
Long-term capital gain	72,542,625	39,622,585

	$94,870,838	$58,762,739

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,757,379
Undistributed capital gains	20,245,587

Net accumulated earnings	22,002,966

Net unrealized appreciation on investments	137,293,525
Capital loss carryforwards	0
Post-October losses	0

Total distributable tax basis earnings	$159,296,491

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2007, 97% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC. MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2007

BONDS

Par Value ($)		Value ($)

AUTOMOBILES — 0.12%
1,324,000	Ford Motor Co	1,315,725
	Convertible
	4.250% December 15, 2036
		$1,315,725

TOTAL BONDS — 0.12%		$1,315,725
(Cost $1,324,000)

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE — 1.23%
152,300	Honeywell International Inc	9,377,111
60,000	Raytheon Co	3,642,000
		$13,019,111

AIR FREIGHT — 0.29%
43,400	United Parcel Service Inc Class B ^^	3,069,248
		$3,069,248

AIRLINES — 0.25%
220,300	Southwest Airlines Co ^^	2,687,660
		$2,687,660

AUTOMOBILES — 0.23%
356,200	Ford Motor Co ^^*	2,397,226
		$2,397,226

BANKS — 3.79%
310,200	Fifth Third Bancorp ^^	7,795,326
14,500	KeyCorp	340,025
153,100	National City Corp	2,520,026
188,500	SunTrust Banks Inc	11,779,365
409,100	US Bancorp ^^	12,984,834
149,200	Wells Fargo & Co	4,504,348
		$39,923,924

BIOTECHNOLOGY — 0.80%
182,000	Amgen Inc*	8,452,080
		$8,452,080

BROADCAST/MEDIA — 1.01%
240,000	CBS Corp ^^	6,540,000
166,500	Cablevision Systems Corp*	4,079,250
		$10,619,250

BUILDING MATERIALS — 1.69%
368,500	Masco Corp ^^	7,963,285
108,400	USG Corp ^^*	3,879,636
74,900	Vulcan Materials Co ^^	5,923,841
		$17,766,762

CHEMICALS — 1.65%
201,000	EI du Pont de Nemours & Co	8,862,090
175,600	International Flavors & Fragrances Inc ^^	8,451,628
		$17,313,718

COMMUNICATIONS - EQUIPMENT — 0.48%
314,500	Motorola Inc	5,044,580
		$5,044,580

COMPUTER HARDWARE & SYSTEMS — 0.88%
377,200	Dell Inc*	9,245,172
		$9,245,172

COMPUTER SOFTWARE & SERVICES — 2.74%
596,500	Microsoft Corp	21,235,400
327,300	Yahoo! Inc*	7,612,998
		$28,848,398

CONGLOMERATES — 4.42%
157,900	3M Co ^^	13,314,128
895,700	General Electric Co	33,203,600
		$46,517,728

COSMETICS & PERSONAL CARE — 0.74%
197,500	Avon Products Inc	7,807,175
		$7,807,175

DISTRIBUTORS — 0.52%
118,950	Genuine Parts Co	5,507,385
		$5,507,385

ELECTRIC COMPANIES — 3.54%
80,700	Entergy Corp	9,645,264
109,710	FirstEnergy Corp	7,936,421
98,800	Pinnacle West Capital Corp	4,190,108
149,900	Progress Energy Inc	7,259,657
112,200	TECO Energy Inc ^^	1,930,962
278,400	Xcel Energy Inc ^^	6,283,488
		$37,245,900

ELECTRONIC INSTRUMENTS & EQUIPMENT — 1.04%
103,922	Cooper Industries Inc	5,495,395
99,800	Sony Corp sponsored ADR	5,419,140
		$10,914,535

ELECTRONICS - SEMICONDUCTOR — 1.50%
231,800	Analog Devices Inc	7,348,060
130,300	Applied Materials Inc	2,314,128
228,800	Intel Corp	6,099,808
		$15,761,996

FINANCIAL SERVICES — 6.77%
286,600	Bank of New York Mellon Corp	13,974,616
252,033	Citigroup Inc	7,419,852
206,200	Countrywide Financial Corp ^^	1,843,428
166,700	Fannie Mae	6,664,666
566,205	JPMorgan Chase & Co	24,714,848
99,700	Legg Mason Inc	7,293,055
114,800	State Street Corp	9,321,760
		$71,232,225

FOOD & BEVERAGES — 4.87%
219,200	Anheuser-Busch Co Inc	11,472,928
97,700	Campbell Soup Co ^^	3,490,821
131,600	Coca-Cola Co	8,076,292
152,100	General Mills Inc ^^	8,669,700
223,000	Hershey Co ^^	8,786,200
203,600	Kraft Foods Inc	6,643,468
107,600	McCormick & Co Inc ^^	4,079,116
		$51,218,525

FOREIGN BANKS — 0.29%
346,900	Royal Bank of Scotland Group PLC	3,066,000
		$3,066,000

GOLD, METALS & MINING — 0.60%
174,000	Alcoa Inc	6,359,700
		$6,359,700

HEALTH CARE RELATED — 0.06%
11,100	Cardinal Health Inc ^^	641,025
		$641,025

HOMEBUILDING — 0.30%
241,200	DR Horton Inc ^^	3,176,604
		$3,176,604

HOUSEHOLD GOODS — 4.19%
103,800	Colgate-Palmolive Co	8,092,248
110,000	Fortune Brands Inc	7,959,600
86,800	Kimberly-Clark Corp	6,018,712
342,100	Newell Rubbermaid Inc	8,853,548
144,400	Procter & Gamble Co	10,601,848
31,000	Whirlpool Corp ^^	2,530,530
		$44,056,486

INSURANCE RELATED — 5.65%
222,200	American International Group Inc	12,954,260
82,000	Chubb Corp	4,475,560
166,200	Genworth Financial Inc	4,229,790
171,627	Lincoln National Corp	9,992,124
519,600	Marsh & McLennan Cos Inc	13,753,812
240,100	Progressive Corp ^^	4,600,316
163,895	Travelers Cos Inc	8,817,551
24,400	Unum Group	580,476
		$59,403,889

INVESTMENT BANK/BROKERAGE FIRM — 1.32%
80,800	Charles Schwab Corp	2,064,440
219,500	Merrill Lynch & Co Inc	11,782,760
		$13,847,200

LEISURE & ENTERTAINMENT — 3.01%
132,900	Harley-Davidson Inc ^^	6,207,759
284,100	Mattel Inc	5,409,264
655,700	Time Warner Inc	10,825,607
285,800	Walt Disney Co	9,225,624
		$31,668,254

MACHINERY — 1.09%
177,400	Illinois Tool Works Inc	9,497,996
41,600	Ingersoll-Rand Co	1,933,152
		$11,431,148

MEDICAL PRODUCTS — 0.80%
109,600	Baxter International Inc	6,362,280
175,000	Boston Scientific Corp*	2,035,250
		$8,397,530

OFFICE EQUIPMENT & SUPPLIES — 0.84%
166,500	Avery Dennison Corp ^^	8,847,810
		$8,847,810

OIL & GAS — 12.67%
164,100	Anadarko Petroleum Corp ^^	10,779,729
173,700	BJ Services Co	4,213,962
120,722	BP PLC sponsored ADR	8,833,229
272,844	Chevron Corp	25,464,531
264,696	Exxon Mobil Corp	24,799,368
147,800	Hess Corp	14,907,108
135,800	Murphy Oil Corp	11,521,272
216,500	Royal Dutch Shell PLC	18,229,300
87,500	Schlumberger Ltd	8,607,375
173,300	Spectra Energy Corp	4,474,606
31,500	Statoil ASA sponsored ADR	961,380
16,300	StatoilHydro ASA	507,325
		$133,299,185

PAPER & FOREST PRODUCTS — 1.96%
448,283	International Paper Co	14,515,404
196,700	MeadWestvaco Corp	6,156,710
		$20,672,114

PERSONAL LOANS — 1.05%
132,900	Capital One Financial Corp ^^	6,280,854
235,900	SLM Corp	4,751,026
		$11,031,880

PHARMACEUTICALS — 7.33%
132,100	Abbott Laboratories ^^	7,417,415
288,700	Bristol-Myers Squibb Co	7,656,324
251,600	Eli Lilly & Co	13,432,924
202,300	Johnson & Johnson	13,493,410
250,900	Merck & Co Inc	14,579,799
507,800	Pfizer Inc	11,542,294
204,800	Wyeth	9,050,112
		$77,172,278

PHOTOGRAPHY/IMAGING — 0.63%
303,100	Eastman Kodak Co ^^	6,628,797
		$6,628,797

POLLUTION CONTROL — 0.52%
167,630	Waste Management Inc	5,476,472
		$5,476,472

PRINTING & PUBLISHING — 2.24%
210,700	Gannett Co Inc ^^	8,217,300
210,400	McGraw-Hill Cos Inc ^^	9,217,624
347,500	New York Times Co	6,091,675
		$23,526,599

RAILROADS — 0.80%
66,650	Union Pacific Corp	8,372,573
		$8,372,573

RETAIL — 2.67%
244,500	Bed Bath & Beyond Inc ^^*	7,185,855
354,500	Home Depot Inc	9,550,230
229,200	Wal-Mart Stores Inc	10,893,876
11,100	Walgreen Co	422,688
		$28,052,649

SPECIALIZED SERVICES — 1.23%
86,700	Computer Sciences Corp*	4,289,049
95,900	Electronic Data Systems Corp	1,988,007
359,700	H&R Block Inc ^^	6,679,629
		$12,956,685

TELEPHONE & TELECOMMUNICATIONS — 4.66%
535,770	AT&T Inc	22,266,601
486,600	Alcatel-Lucent sponsored ADR*	3,561,912
1,005,500	Qwest Communications International Inc ^^	7,048,555
472,200	Sprint Nextel Corp	6,199,986
227,886	Verizon Communications	9,956,339
		$49,033,393

TOBACCO — 0.46%
87,800	UST Inc ^^	4,811,440
		$4,811,440

UTILITIES — 1.42%
311,200	Duke Energy Corp	6,276,904
459,400	NiSource Inc	8,678,066
		$14,954,970

TOTAL COMMON STOCK — 94.23%		$991,477,279
(Cost $850,484,231)

PREFERRED STOCK

Par Value ($)		Value ($)

PERSONAL LOANS — 0.06%
600	SLM Corp*	623,970
		$623,970

TOTAL PREFERRED STOCK — 0.06%		$623,970
(Cost $600,000)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

300,000	Federal Farm Credit Bank	299,894
	4.310% January 4, 2008
55,408,000	Federal Home Loan Bank	55,403,151
	3.190% January 2, 2008
3,000,000	Federal Home Loan Bank	2,998,987
	4.110% January 4, 2008
92,000	Freddie Mac	91,967
	4.310% January 4, 2008

TOTAL SHORT-TERM INVESTMENTS — 5.59%		$58,793,999
(Cost $58,793,999)

TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO — 100%		$1,052,210,973
(Cost $911,202,230)

Legend

* Non-income Producing Security

ADR – American Depository Receipt

^^ A portion or all of the security is on loan at December 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Citigroup Inc, 5.00%, to be repurchased on 01/02/08, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $119,299,567.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim T. Rowe Price Equity/Income Portfolio
December 31, 2007
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	64,697,223	6.15%
Consumer Products & Services	242,401,728	23.03%
Financial Services	199,129,088	18.92%
Health Care Related	94,662,913	9.00%
Industrial Products & Services	84,362,509	8.02%
Natural Resources	160,330,999	15.24%
Short Term Investments	58,793,999	5.59%
Technology	77,789,212	7.39%
Transportation	17,842,432	1.70%
Utilities	52,200,870	4.96%
	$ 1,052,210,973	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim T. Rowe Price Equity/Income Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 951.39	$ 4.03

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,021.07	$ 4.18

*Expenses are equal to the Portfolio's annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (64)	Director	December 14, 2007 to present	Attorney, Klapper Law Firm	31
Richard P. Koeppe (76)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (68)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

*William T. McCallum (65)	Director, Chairman and President	June 1, 2000 to present

Chairman, First Great-West Life & Annuity Insurance Company. Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (52)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations for The Canada Life Assurance Company, and the United States Operations for Crown Life Insurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (61)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations of The Canada Life Assurance Company and the United States Operations of Crown Life Insurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.
*Beverly A. Byrne (52)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Chief Legal Officer and Secretary, FASCore, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., One Orchard Equities, Inc. and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Richard P. Koeppe	$64,000	0	0	$64,000
Sanford Zisman	$64,000	0	0	$64,000

** As of December 31, 2007, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.            PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $278,850 for fiscal year 2006 and $296,425 for fiscal year 2007.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2006 and $37,500 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $147,360 for fiscal year 2006 and $128,905 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides

_________________________

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

ongoing services to the registrant for fiscal year 2006 equaled $436,000, and for fiscal year 2007 equaled $640,700.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 20, 2008